Accounting Policies - Changes in Asset Retirement Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligation, current	$ 7.0	$ 6.0
WGL
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligations at beginning of year	181.2	104.0
Liabilities incurred in the period	8.4	4.9
Liabilities settled in the period	(14.6)	(5.2)
Accretion expense	7.8	4.4
Revisions in estimated cash flows	24.9	73.1
Asset retirement obligations at the end of the year	207.7	181.2
Washington Gas Light Company
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligations at beginning of year	179.8	102.7
Liabilities incurred in the period	8.1	4.9
Liabilities settled in the period	(14.6)	(5.2)
Accretion expense	7.7	4.3
Revisions in estimated cash flows	24.9	73.1
Asset retirement obligations at the end of the year	$ 205.9	$ 179.8